INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2014
INTANGIBLE ASSETS, NET [Abstract]
INTANGIBLE ASSETS, NET

16. INTANGIBLE ASSETS, NET

Intangible assets and their related amortization are as follow:

	As of December 31,
	2013	2014
	RMB	RMB
Trademark	1,828,762	1,828,762
Computer software	6,603,124	11,240,538
Less: accumulated amortization	(1,968,299)	(3,105,252)
Intangible assets, net	6,463,587	9,964,048

Amortization expense was RMB764,312 , RMB953,290 and RMB1,136,953 for the years ended December 31, 2012, 2013 and 2014, respectively.